Goodwill - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ReportingUnit	Dec. 31, 2023 CNY (¥)
Goodwill [Line Items]
Goodwill, impairment loss | ¥	¥ 0	¥ 0
Number of reporting unit | ReportingUnit	1